Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 9 — Goodwill and Intangible Assets, Net

The following table presents details of the Company’s total goodwill:

As of September 30, 2022	$2,662,825
Goodwill resulting from acquisitions(1)	86,216
As of September 30, 2023	$2,749,041
Goodwill resulting from acquisitions(2)	95,867
As of September 30, 2024	$2,844,908

(1)
Mainly relates to the acquisitions of the service assurance business of TEOCO and ProCom Consulting, see also Note 3. In allocating the total purchase price for the service assurance business of TEOCO, based on estimated fair values, the Company recorded $57,687 of goodwill, $40,015 of core technology to be amortized over approximately five years, $6,219 of customer relationships to be amortized over approximately six years. In allocating the total purchase price for ProCom Consulting, based on estimated fair values, the Company recorded $35,124 of goodwill, $18,439 of customer relationships to be amortized over approximately six years and $864 of trade mark to be amortized over approximately one year.

(2)
Mainly relates to the acquisition of Astadia, which specializes in mainframe-to-cloud migration and modernization, see also Note 3. In allocating the total preliminary purchase price of Astadia, based on estimated fair values, the Company recorded $86,381 of goodwill, $27,677 of customer relationships to be amortized over approximately six years, $8,001 of core technology to be amortized over approximately four years, and $1,784 of trademark to be amortized over approximately three years.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. Where a quantitative impairment test is necessary, in calculating the fair value of the reporting unit, the Company uses its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal years 2024, 2023 or 2022.

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Gross	Accumulated Amortization	Net
September 30, 2024
Core technology	$947,733	$(898,086)	$49,647
Customer relationships	766,251	(658,173)	108,078
Other	50,188	(47,184)	3,004
Total	$1,764,172	$(1,603,443)	$160,729
September 30, 2023
Core technology	$939,732	$(875,336)	$64,396
Customer relationships	732,580	(619,232)	113,348
Other	48,404	(44,609)	3,795
Total	$1,720,716	$(1,539,177)	$181,539

The amortization expenses related to the Company’s definite-lived purchased intangible assets were $64,266, $67,677 and $97,088 for the years ended 2024, 2023 and 2022, respectively.

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2024 is as follows:

Amount
Fiscal year:
2025	$53,881
2026	40,971
2027	31,273
2028	22,532
2029	9,988
Thereafter	2,084
Total	$160,729